SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of geography revenue and non current assets

Revenue for continuing operations was generated from contracted customers in the following jurisdictions:

	Year Ended December 31,
	2021	2020
Malta	28,127	31,416
Curaçao	14,304	8,772
Rest of Europe	14,223	4,695
Rest of World	1,665	1,538
Revenue	58,319	46,421

Non-current assets are held in the following jurisdictions:

	As at	As at
	December 31,	December 31,
	2021	2020
United States	55,581	34,104
Other	851	1,180
Non-Current Assets	56,432	35,284